RETIREMENT BENEFIT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [Abstract]
Disclosure of net defined benefit liability (asset) [text block]
The amounts recognised in the annual financial statements in this respect are as follows:

	2021	2020
	US$’000	US$’000

Recognised liability at beginning of the year	1,819	1,922

Recognised in profit or loss in the current year	177	152
Interest on obligation	177	152

Recognised in other comprehensive income in the current year
Actuarial losses	(85)	(48)
Translation	(147)	(70)
Employer payments	(151)	(137)

Present value of unfunded obligation recognised as a liability at end of year	1,613	1,819

Analysed between:
Current portion	124	-
Non-current portion	1,489	1,819
	1,613	1,819

The principal actuarial assumptions applied in the determination of fair values include:
Health care cost inflation rate (p.a.)	7.8%	7.1%
Discount rate (p.a.)	10.4%	10.3%
CPI inflation	5.8%	5.1%
Continuation at retirement	75.0%	75.0%

Schedule of principal actuarial assumptions used [text block]
The effect of an increase or decrease of 1% in the assumed medical cost trend rates are as follows:

	2021	2020
	Increase (Decrease)	Increase (Decrease)

Aggregate of the current service cost and interest cost	9.5% (8.3%)	9.0% (7.9%)
Accrued liability at year-end	9.1% (7.9%)	8.5% (7.5%)

Disclosure of sensitivity analysis for actuarial assumptions [text block]
There was no change in the methods and assumptions used in preparing the sensitivity analysis from the prior year. The average duration of the benefit obligation as at 31 December 2021 is 9 years (2020: 10 years and 2019: 11 years).

	2021	2020
	US$’000	US$’000

Present value of unfunded obligations	1,613	1,819
Present value of obligations in excess of plan assets	1,613	1,819